Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Non-current assets
Property, plant and equipment	$ 7,514	$ 7,615	$ 7,079
Goodwill	11,717	11,825	11,774
Intangible assets	24,887	26,188	27,465
Derivative financial instruments	459	504	336
Investments in associates and joint ventures	157	103	86
Other investments	1,089	933	989
Other receivables	738	847	967
Deferred tax assets	2,334	2,189	2,125
Total non-current assets	48,895	50,204	50,821
Current assets
Inventories	3,118	3,035	2,901
Trade and other receivables	5,257	5,009	4,348
Other investments	799	1,230	998
Derivative financial instruments	33	28	26
Income tax receivable	264	524	786
Cash and cash equivalents	2,978	3,324	5,239
Total current assets	12,449	13,150	14,298
Total assets	61,344	63,354	65,119
Current liabilities
Current debt	(4,215)	(2,247)	(2,933)
Trade and other payables	(10,913)	(11,641)	(10,072)
Derivative financial instruments	(23)	(24)	(6)
Provisions	(777)	(1,121)	(1,070)
Income tax payable	(1,273)	(1,350)	(1,576)
Current liabilities	(17,201)	(16,383)	(15,657)
Non-current liabilities
Interest-bearing loans and borrowings	(15,452)	(15,560)	(16,792)
Derivative financial instruments	(4)	(4)	(3)
Deferred tax liabilities	(3,740)	(3,995)	(4,944)
Retirement benefit obligations	(2,209)	(2,583)	(2,534)
Provisions	(391)	(347)	(406)
Other payables	(8,075)	(7,840)	(9,371)
Total non-current liabilities	(29,871)	(30,329)	(34,050)
Total liabilities	(47,072)	(46,712)	(49,707)
Net assets	14,272	16,642	15,412
Equity
Share capital	317	317	316
Share premium account	4,409	4,393	4,374
Other reserves	2,040	2,029	2,033
Retained earnings	5,879	8,221	6,930
Total equity attributable to owners of parent	12,645	14,960	13,653
Non-controlling interests	1,627	1,682	1,759
Total equity	$ 14,272	$ 16,642	$ 15,412